Offerings - Offering: 1	12 Months Ended
Jun. 30, 2024 USD ($)
Offering:
Other Rule	false
Security Type	Equity
Amount Registered	83,333,333
Proposed Maximum Offering Price per Unit	5.07
Maximum Aggregate Offering Price	$ 422,500,000
Offering Note
(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of additional shares of Common Stock as may from time to time be issued after the date hereof as a result of stock splits, stock dividends, recapitalizations or other similar transactions.

(2)

Pursuant to Rule 457(c) under the Securities Act of 1933, and estimated solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the Common Stock covered by this Registration Statement is estimated to be $5.07, which is the closing price per share of Common Stock as reported on Nasdaq as of August 6, 2025.